Average Annual Total Returns{- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-10 - Fidelity® International Discovery Fund	Fidelity International Discovery Fund-Class A Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class A Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class A Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions Past 1 year	Fidelity International Discovery Fund-Class A After Taxes on Distributions Past 5 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions Past 10 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity International Discovery Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity International Discovery Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity International Discovery Fund-Class M Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class M Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class M Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class C Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class C Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class C Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class I Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class I Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class I Return Before Taxes Past 10 years	Fidelity International Discovery Fund-Class Z Return Before Taxes Past 1 year	Fidelity International Discovery Fund-Class Z Return Before Taxes Past 5 years	Fidelity International Discovery Fund-Class Z Return Before Taxes Since Inception		Fidelity International Discovery Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	19.78%	4.95%	5.42%	19.34%	4.47%	5.10%	12.23%	3.91%	4.40%	22.31%	5.20%	5.41%	25.10%	5.39%	5.25%	27.47%	6.55%	6.41%	27.66%	6.70%	5.99%	[1]	Aug. 13, 2013	22.29%	5.88%	5.67%

[1]	(a)Since inception August 13, 2013.